5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2016	$97,586
2017	27,702
2018	24,122
2019	3,019
2020 and thereafter	4,463

Total	$156,892